Segmented Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segmented Reporting
SEGMENTED REPORTING
Hydro One has three reportable segments:

•
The Transmission Segment, which comprises the transmission of high voltage electricity across the province, interconnecting more than 70 local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid;

•	The Distribution Segment, which comprises the delivery of electricity to end customers and certain other municipal electricity distributors; and

•	Other Segment, which includes certain corporate activities.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the chief operating decision-maker in deciding how to allocate resources and evaluate the performance of each of the segments. The Company evaluates segment performance based on income before financing charges and income taxes from continuing operations (excluding certain allocated corporate governance costs).

Year ended December 31, 2019 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,654	4,788	—	6,442
Purchased power	—	3,111	—	3,111
Operation, maintenance and administration	369	615	7	991
Depreciation and amortization	462	409	—	871
Income (loss) before financing charges and income tax expense	823	653	(7)	1,469

Capital investments	1,035	624	—	1,659

Year ended December 31, 2018 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,688	4,422	—	6,110
Purchased power	—	2,899	—	2,899
Operation, maintenance and administration	424	608	23	1,055
Depreciation and amortization	435	395	—	830
Income (loss) before financing charges and income tax expense	829	520	(23)	1,326

Capital investments	985	577	—	1,562
Total Assets by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	14,917	13,877
Distribution	9,943	9,277
Other	2,057	2,415
Total assets	26,917	25,569
Total Goodwill by Segment:

December 31 (millions of dollars)	2019	2018
Transmission	157	157
Distribution	168	168
Total goodwill	325	325

All revenues, assets and costs, as the case may be, are earned, held or incurred in Canada.